Debt (Details) - Schedule of debt outstanding $ in Thousands	Dec. 31, 2021 USD ($)
Debt (Details) - Schedule of debt outstanding [Line Items]
Unpaid Principal	$ 74,360
Short-term	3,148
Long-term	71,212
Unamortized Issuance Costs	(358)
Net Carrying Value	74,002
2021 Cox Convertible Promissory Note [Member]
Debt (Details) - Schedule of debt outstanding [Line Items]
Unpaid Principal	15,000
Short-term
Long-term	15,000
Unamortized Issuance Costs
Net Carrying Value	15,000
2021 Convertible Promissory Notes [Member]
Debt (Details) - Schedule of debt outstanding [Line Items]
Unpaid Principal	675
Short-term
Long-term	675
Unamortized Issuance Costs
Net Carrying Value	675
2020 Secured Convertible Promissory Note [Member]
Debt (Details) - Schedule of debt outstanding [Line Items]
Unpaid Principal	55,000
Short-term
Long-term	55,000
Unamortized Issuance Costs	(358)
Net Carrying Value	54,642
2020 Convertible Promissory Notes [Member]
Debt (Details) - Schedule of debt outstanding [Line Items]
Unpaid Principal	2,525
Short-term	2,025
Long-term	500
Unamortized Issuance Costs
Net Carrying Value	2,525
2020 PPP Loan [Member]
Debt (Details) - Schedule of debt outstanding [Line Items]
Unpaid Principal	1,123
Short-term	1,123
Long-term
Net Carrying Value	1,123
Other loans [Member]
Debt (Details) - Schedule of debt outstanding [Line Items]
Unpaid Principal	37
Short-term
Long-term	37
Unamortized Issuance Costs
Net Carrying Value	$ 37